Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation.
Summary of the restricted share units activity

		Weighted
	Number of	average
	restricted	grant-date
	shares units	fair value (US$)

Outstanding, December 31, 2021	24,027,895	3.7202

Granted	9,918,014	1.5065
Forfeited	(8,023,640)	3.4889
Vested	(8,386,702)	3.7594

Outstanding, December 31, 2022	17,535,567	2.5551

Granted	7,744,374	1.7842
Forfeited	(2,688,963)	2.1666
Vested	(8,058,007)	2.8052

Outstanding, December 31, 2023	14,532,971	2.0776

Granted	10,968,657	1.7669
Forfeited	(2,047,879)	1.9403
Vested	(7,319,654)	2.3032

Outstanding, December 31, 2024	16,134,095	1.7834

Expected to vest as of December 31, 2024	14,187,803	1.7782

Summary of restricted shares activity

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2021	15,149,405	3.2566

Granted	2,723,629	1.8427
Forfeited	(1,943,365)	3.0494
Vested	(4,994,233)	3.5657

Outstanding, December 31, 2022	10,935,436	2.8002

Granted	1,146,257	1.8259
Forfeited	(1,142,786)	2.2756
Vested	(5,426,078)	3.0559

Outstanding, December 31, 2023	5,512,829	2.4547

Granted	882,988	1.6971
Forfeited	(886,951)	2.2159
Vested	(2,258,324)	2.6870

Outstanding, December 31, 2024	3,250,542	2.1458

Expected to vest as of December 31, 2024	3,084,335	2.1404

Summary of share options granted and their related weighted average exercise prices

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2022	9,414,400	3.7997	2.80	—

Outstanding, December 31, 2022	9,414,400	3.7997	1.80	—

Forfeited	(840,180)	3.5350	—	—

Outstanding, December 31, 2023	8,574,220	3.8256	1.61	—

Forfeited	(499,720)	3.5350	—	—

Outstanding, December 31, 2024	8,074,500	3.8436	0.76	—

Expected to vest as of December 31, 2024	8,074,500	3.8436	0.76	—
Exercisable as of December 31, 2024	8,074,500	3.8436	0.76	—